Assets and Liabilities for insurance and reinsurance contracts - Summary of CSM is expected to be in profit or loss (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	S/ 742,870	S/ 599,799
Pensions [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	247,796	178,297
Life [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	346,918	283,099
General insurance [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	148,156	138,403
Less than a year [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	23,379	15,738
Less than a year [member] | Pensions [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(11,028)	(7,229)
Less than a year [member] | Life [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(3,681)	(6,205)
Less than a year [member] | General insurance [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	38,088	29,172
From 1 to 2 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	15,077	10,494
From 1 to 2 years [member] | Pensions [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(10,474)	(6,989)
From 1 to 2 years [member] | Life [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(2,111)	(4,417)
From 1 to 2 years [member] | General insurance [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	27,662	21,900
From 2 to 3 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	9,251	7,362
From 2 to 3 years [member] | Pensions [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(9,441)	(6,421)
From 2 to 3 years [member] | Life [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(776)	(2,444)
From 2 to 3 years [member] | General insurance [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	19,468	16,227
From 3 to 4 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	5,793	5,398
From 3 to 4 years [member] | Pensions [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(8,398)	(5,633)
From 3 to 4 years [member] | Life [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,271	(442)
From 3 to 4 years [member] | General insurance [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	12,920	11,473
From 4 to 5 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	5,067	5,102
From 4 to 5 years [member] | Pensions [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(7,570)	(4,719)
From 4 to 5 years [member] | Life [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	4,240	1,991
From 4 to 5 years [member] | General insurance [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	8,397	7,830
More than 5 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	684,303	555,705
More than 5 years [member] | Pensions [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	294,707	209,288
More than 5 years [member] | Life [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	347,975	294,616
More than 5 years [member] | General insurance [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	S/ 41,621	S/ 51,801